Other income	12 Months Ended
Jun. 30, 2025
Other Income
Other income

5.	Other income

	2025	2025	2024
	US$	S$	S$

Government grant	60,510	76,962	19,600
Interest income	63,959	81,350	-
Service income	27,518	35,000	-
Other income	1,225,864	1,559,177	385,688
Reversal of ECL	-	-	55,741
	1,377,851	1,752,489	461,029

Other income pertains to the reversal of long-outstanding payables which are no longer considered due. The reversal was made after confirming that no obligation remains, as no claims or demands have been received from the creditors.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024